Share Capital and Share Premium Account - Additional Information (Detail)	Dec. 31, 2020 shares
Employee share ownership plan [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	48,975,304
Treasury shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	355,205,950
Free issue [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	4,981,008,363